ENTITY WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule Of Customers Who Accounted For Over 10% Of The Total Consolidated Revenues
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
	Unaudited

Customer A - sales of manufactured products	12.2%	14.4%	10.7%	13.5%
Customer B - Sales of manufactured products	16.0%	11.0%	18.8%	11.9%

Schedule Of Revenues By Geographic Areas
	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
	Unaudited

Israel	14,832	11,548	7,642	6,332
North America	1,664	2,911	716	1,826
Netherlands	1,980	2,884	864	1,187
India	2,144	3,222	901	908
Others	1,629	1,948	343	790

	22,249	22,513	10,466	11,043